Basis for Preparation of the Interim Condensed Consolidated Financial Statements	6 Months Ended
Jun. 30, 2023
Basis for Preparation of the Interim Condensed Consolidated Financial Statements [Abstract]
BASIS FOR PREPARATION OF THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

NOTE 2 - BASIS FOR PREPARATION OF THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

A.	The Group’s interim condensed consolidated financial information as of June 30, 2023, and for the six-month period ended on that date (hereinafter - “The Interim Financial Information”) have been prepared in accordance with the guidance of IAS 34 ‘Interim Financial Reporting’.

The Interim Financial Information has been prepared on the basis of the accounting policies adopted in the Group’s audited consolidated financial statements for the year ended December 31, 2022 (“Annual Financial Statements”), which were prepared in accordance with International Financial Reporting Standards which are standards and interpretations thereto issued by the International Accounting Standard Board (hereinafter “IFRS”). This Interim Financial Information should be read in conjunction with the Annual Financial Statements and notes thereto issued on May 3, 2023.

The Interim Financial Information is unaudited, does not constitute statutory accounts and does not contain all the information and footnotes required by accounting principles generally accepted under IFRS for annual financial statements.

B.	Estimates:

The preparation of the interim condensed consolidated financial statements requires the Group’s management to exercise judgment and also requires use of accounting estimates and assumptions that affect the application of the Group’s accounting policies and the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

In the preparation of these interim condensed consolidated financial statements, the significant judgments exercised by management in the application of the Group’s accounting policies and the uncertainty involved in the key sources of those estimates were identical to the ones used in the Group’s 2022 Annual Financial Statements.

C.	Implementation of amendments to existing accounting standards:

Amendments to IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors - Definition of Accounting Estimates

The amendments replace the definition of a change in accounting estimates with a definition of accounting estimates. Under the new definition, accounting estimates are “monetary amounts in financial statements that are subject to measurement uncertainty”.

The definition of a change in accounting estimates was deleted. However, the IASB retained the concept of changes in accounting estimates in the Standard with the following clarifications:

● A change in accounting estimate that results from new information or new developments is not the correction of an error

● The effects of a change in an input or a measurement technique used to develop an accounting estimate are changes in accounting estimates if they do not result from the correction of prior period errors

The amendments are effective for annual periods beginning on or after 1 January 2023 to changes in accounting policies and changes in accounting estimates that occur on or after the beginning of that period.

Amendments to IAS 12 Income Taxes - Deferred Tax related to Assets and Liabilities arising from a Single Transaction

The amendments introduce a further exception from the initial recognition exemption. Under the amendments, an entity does not apply the initial recognition exemption for transactions that give rise to equal taxable and deductible temporary differences.

Depending on the applicable tax law, equal taxable and deductible temporary differences may arise on initial recognition of an asset and liability in a transaction that is not a business combination and affects neither accounting nor taxable profit.

Following the amendments to IAS 12, an entity is required to recognize the related deferred tax asset and liability, with the recognition of any deferred tax asset being subject to the recoverability criteria in IAS 12.

The amendments apply to transactions that occur on or after the beginning of the earliest comparative period presented.

The amendments are effective for annual reporting periods beginning on or after 1 January 2023.

D.	Seasonal fluctuations:

In connection with the Company’s subsidiary, Eventer, there is an increase in events scheduled during the holiday season in Israel, which typically occurs in September and October, and which corresponds to an increase in ticket sales.

In connection with the Company’s subsidiary, Jeffs’ Brands, the fourth quarter of each fiscal year typically yields significant activity due to the holiday season. As a result, revenue generally declines and loss from operations generally increases in the first quarter sequentially from the fourth quarter of the previous year.

In connection with the Company’s subsidiary, Gix Internet, there is a seasonal trend in which the fourth quarter is characterized by higher activity and the average first quarter is characterized by lower activity. As a rule, advertising campaigns take place throughout the year in high intensity, and therefore the seasonality trend is not significant in the field of activity. This seasonality is due, among other things, to changes in the large advertising budgets, usually towards the end of each quarter and towards the end of each year. In addition, the last quarter of the year includes many leading events, causing an increase in online advertising budgets.